Expense Example {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-02 - Franklin Global Allocation Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 644
3 years	853
5 years	1,079
10 years	1,726
Class C
Expense Example:
1 year	276
3 years	553
5 years	956
10 years	2,081
Class R
Expense Example:
1 year	125
3 years	399
5 years	693
10 years	1,530
Class R6
Expense Example:
1 year	64
3 years	243
5 years	436
10 years	996
Advisor Class
Expense Example:
1 year	75
3 years	242
5 years	424
10 years	$ 950